CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2013
CONTRACTS IN PROGRESS [Abstract]
CONTRACTS IN PROGRESS
NOTE 3:-	CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2013	2012

Costs incurred on uncompleted contracts, net *)	$35,032	$13,946
Estimated earnings	5,221	5,267

	40,253	19,213
Less - billings and progress payments	37,205	16,401

Costs and estimated earnings in excess of billings on uncompleted contracts	3,048	2,812

Less: Long-term portion	(1,017)	(1,064)

Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$2,031	$1,748

(*)	Net of OCS grants in the amount of $15 and $313 as of December 31, 2013 and 2012 respectively (see Note 10b).